Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Current tax:
Total current tax	£ 1,588	£ 1,288	£ 3,294	£ 2,603
Deferred tax:
Income tax credit	1,585	1,283	3,287	2,593
U.K. [member]
Current tax:
In respect of current period	1,588	1,289	3,294	2,604
U.S. [member]
Current tax:
In respect of current period		(1)		(1)
Deferred tax:
In respect of current period	£ (3)	£ (5)	£ (7)	(9)
In respect of prior period				£ (1)